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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
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                              MFS SERIES TRUST IX
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2005
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This Form N-Q pertains to the Registrant's series, MFS Inflation-Adjusted Bond
Fund.
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ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 07/31/2005

MFS(R) INFLATION-ADJUSTED BOND FUND

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT
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
MFS Inflation-Adjusted Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005
ISSUER                                                                                          PAR AMOUNT                $ VALUE
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
BONDS - 94.0%
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U.S. GOVERNMENT AGENCIES - 3.2%
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Fannie Mae, 4.25%, 2007                                                                      $     112,000           $    111,600
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Freddie Mac, 4.2%, 2007                                                                            210,000                208,551
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Freddie Mac, 4.125%, 2009                                                                          115,000                113,647
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                                                                                                                     $    433,798
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U.S. TREASURY INFLATION PROTECTED OBLIGATIONS - 90.3%
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U.S. Treasury Bonds, 2.375%, 2025                                                            $   2,167,001           $  2,287,709
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U.S. Treasury Bonds, 3.625%, 2028                                                                1,126,321              1,454,186
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U.S. Treasury Notes, 3.875%, 2009                                                                  767,006                823,572
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U.S. Treasury Notes, 0.875%, 2010                                                                1,867,793              1,794,249
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U.S. Treasury Notes, 3.5%, 2011                                                                    818,805                891,826
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U.S. Treasury Notes, 3%, 2012                                                                    1,547,349              1,667,631
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U.S. Treasury Notes, 2%, 2014                                                                    2,154,906              2,178,390
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U.S. Treasury Notes, 1.625%, 2015                                                                1,180,072              1,153,797
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                                                                                                                     $ 12,251,360
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U.S. TREASURY OBLIGATIONS - 0.5%
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U.S. Treasury Notes, 4%, 2015                                                                $      67,000           $     65,597
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Total Bonds (Identified Cost, $12,960,958)                                                   $  12,750,755
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SHORT-TERM OBLIGATIONS - 8.4% <
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Alpine Securitization Corp., 3.31%, due 8/01/05 @                                            $     539,000           $    539,000
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Edison Asset Securitization LLC, 3.3%, due 8/01/05 @                                               539,000                539,000
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General Electric Capital Corp., 3.3%, due 8/01/05                                                   68,000                 68,000
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Total Short-Term Obligations, at Amortized Cost                                                                      $  1,146,000
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Total Investments (Identified Cost, $14,106,958)                                                                     $ 13,896,755
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OTHER ASSETS, LESS LIABILITIES - (2.4)%                                                                                  (330,868)
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Net Assets - 100.0%                                                                                                  $ 13,565,887
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@ Security exempt from registration under Section 4(2) of the Securities Act of 1933.
< The rate shown represents an annualized yield at time of purchase.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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MFS INFLATION - ADJUSTED BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $ 14,126,687
                                                             ============
Gross unrealized depreciation                                $   (229,932)
Gross unrealized appreciation                                          --
                                                             ------------
      Net unrealized appreciation (depreciation)             $   (229,932)
                                                             ============

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX
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By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: September 20, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: September 20, 2005
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By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 20, 2005
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* Print name and title of each signing officer under his or her signature.